SUPPLEMENT DATED APRIL 10, 2014
to

PROSPECTUS DATED MAY 1, 2003
FOR FUTURITY ACCOLADE NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement contains information regarding changes to an investment options that are available under your Contract.

Effective after the close of business on April 30, 2014, the names of the following investment options will change:

Old Name	New Name

Templeton Foreign Securities Fund	Templeton Foreign VIP Fund

Templeton Growth Securities Fund	Templeton Growth VIP Fund

Please retain this supplement with your prospectus for future reference.

Accolade (NY) 4/2014